Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2040 Fund	May 30, 2024
Fidelity Freedom Blend 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.99%
Past 5 years	10.96%
Since Inception	7.66%	[1]
Fidelity Freedom Blend 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.42%
Past 5 years	9.51%
Since Inception	6.16%	[1]
Fidelity Freedom Blend 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.14%
Past 5 years	8.44%
Since Inception	5.71%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	7.57%

[1]	A From August 31, 2018 .